COLT 2021-2 ABS-15G

Exhibit 99.30

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
Oaktree Funding	XXXXXXX0043	Closed	2021-06-22 14:12	2021-06-24 17:31	Cured	3 - Material	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Cured-Client provided Cash Out letter signed by the borrower stating the funds were for current and future rentals. - Due Diligence Vendor-06/24/2021

Ready for Review-Please see cash out letter attached.   - Seller-06/22/2021

										Open-Loan is a DSCR cash out refinance of an investment property but funds are used for personal medical expenses. Page 117 of the credit file indicates cash out is used for medical copays and deductible. - Due Diligence Vendor-06/06/2021	Ready for Review-Please see cash out letter attached. - Seller-06/22/2021	Cured-Client provided Cash Out letter signed by the borrower stating the funds were for current and future rentals. - Due Diligence Vendor-06/24/2021	Cash out Dean.pdf		FL	Investment	Refinance	Cash Out - Other
Oaktree Funding	XXXXXXX0135	Closed	2021-06-18 16:04	2021-06-24 14:53	Cured	2 - Non-Material	Credit	Doc Issue	Loan program disclosure missing or unexecuted	Cured-Client provided signed Business Purpose Affidavit - Due Diligence Vendor-06/24/2021

Ready for Review-Business Purpose Affidavit - Seller-06/18/2021

										Open-Per approval on page 1 of the credit file, borrower is to sign Business Purpose Affidavit. This affidavit is missing from file. - Due Diligence Vendor-06/06/2021	Ready for Review-Business Purpose Affidavit - Seller-06/18/2021	Cured-Client provided signed Business Purpose Affidavit - Due Diligence Vendor-06/24/2021	Pages from hamidi closing fiel.pdf		CA	Investment	Purchase	NA
Oaktree Funding	XXXXXXX0065	Closed	1: Acceptable	Eligibility	Eligibility	* Loan Eligibility (Lvl 1)	QC verified Investment Properties: The rules regarding applicability of TILA and RESPA to investment properties have not changed if a property is purchased for "business purpose" and applicant does not intend to live in the dwelling for more than 14 days in the coming year, TRID does not apply.
There is a cash out letter in file verfying proceeds of the loan is to e used for business purpose. The finding is cleared and resolved.	QC verified Investment Properties: The rules regarding applicability of TILA and RESPA to investment properties have not changed if a property is purchased for "business purpose" and applicant does not intend to live in the dwelling for more than 14 days in the coming year, TRID does not apply.
												There is a cash out letter in file verfying proceeds of the loan is to e used for business purpose. The finding is cleared and resolved.			NV	Investment	Refinance	Cash Out - Other